Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Preferred shares	Ordinary shares	Treasury shares	Additional paid-in capital	Share subscription receivable	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2019		$ 1,240	$ (481)	$ 1,608,045		$ 112,347	$ 11,599,663	$ (221,542)	$ 13,099,272
Balance (in Shares) at Dec. 31, 2019		24,800,000	(9,610,000)
Issuance of ordinary share through initial public offering, net		$ 256		17,276,954					17,277,210
Issuance of ordinary share through initial public offering, net (in Shares)		5,124,400
Cashless exercise of warrants		$ 7		(7)
Cashless exercise of warrants (in Shares)		130,312
Net income							2,048,107		2,048,107
Foreign currency translation								1,144,657	1,144,657
Balance at Dec. 31, 2020		$ 1,503	$ (481)	18,884,992		112,347	13,647,770	923,115	33,569,246
Balance (in Shares) at Dec. 31, 2020		30,054,712	(9,610,000)
Issuance of ordinary share through initial public offering, net		$ 30		2,999,970	(1,000,000)				$ 2,000,000
Issuance of ordinary share through initial public offering, net (in Shares)		600,000
Cashless exercise of warrants (in Shares)
Net income							11,444,273		$ 11,444,273
Foreign currency translation								174,841	174,841
Balance at Dec. 31, 2021		$ 1,533	$ (481)	21,884,962	(1,000,000)	112,347	25,092,043	1,097,956	47,188,360
Balance (in Shares) at Dec. 31, 2021		30,654,712	(9,610,000)
Share subscription received					1,000,000				1,000,000
Issuance of ordinary shares for consulting fees		$ 9		464,805					464,814
Issuance of ordinary shares for consulting fees (in Shares)		182,280
Statutory reserve						12,410	(12,410)
Cashless exercise of warrants (in Shares)
Net income							3,235,686		$ 3,235,686
Foreign currency translation								(2,273,012)	(2,273,012)
Balance at Dec. 31, 2022		$ 1,542	$ (481)	$ 22,349,767		$ 124,757	$ 28,315,319	$ (1,175,056)	$ 49,615,848
Balance (in Shares) at Dec. 31, 2022		30,836,992	(9,610,000)